ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Shcedule of Accounts Payable, Accrued Expenses and Other Current Liabilities

At December 31,	2015	2014
Accounts payable	$5,959	$4,422
Payroll and benefits	23,316	19,060
Interest	13,152	21,218
Due to owners on chartered in vessels	4,085	3,776
Accrued drydock and repair costs	6,267	1,983
Bunkers and lubricants	1,019	1,626
Charter revenues received in advance	10,743	15,693
Insurance	1,650	920
Accrued vessel expenses	10,965	4,233
Bankruptcy claims accruals	5,000	13,506
Accrued general and administrative expenses	6,564	6,895
Other	2,512	2,734
	$91,233	$96,066

Parent Company [Member]
Shcedule of Accounts Payable, Accrued Expenses and Other Current Liabilities

	As of December 31,
	2015	2014
Intercompany payables
OSG Bulk Ships, Inc.	$-	$965
OSG Ship Management, Inc.	-	5,594
OSG Financial Corp.	537	-
	$537	$6,559